Environmental Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	9 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Statement [Line Items]
Letters Of Credit	$ 14.5	$ 16.6
Environmental costs recognized ,captalized in period	20 years
Environmental liabilities [member]
Statement [Line Items]
Increase In Liability	$ 1.7	$ 1.2
Environmental liabilities [member] | Top of range [member]
Statement [Line Items]
Environmental costs recognized ,discount rate	7.40%	7.30%
Environmental liabilities [member] | Bottom of range [member]
Statement [Line Items]
Environmental costs recognized ,discount rate	7.30%	6.70%
The companys operation site [member]
Statement [Line Items]
Letters Of Credit	$ 14.3	$ 16.4
Northern ontario mine sites owned by old steelco inc [member]
Statement [Line Items]
Letters Of Credit	$ 0.2	$ 0.2